Note 15 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	December 31, 2013	December 31, 2012	December 31, 2011
Directors compensation	$243,410	$235,478	$215,980
Outside services	111,332	62,675	55,000
Legal expense	431,519	471,363	628,444
Deposit expense	84,942	219,778	73,712
Office supplies	74,516	81,814	94,002
Telephone	116,661	114,182	116,826
Postage	153,753	157,986	165,837
Insurance	87,758	87,436	74,287
Supervisory exam	55,234	57,109	58,609
Accounting	223,517	256,850	149,475
Organization dues	124,454	118,653	118,568
Loan expense	310,853	239,701	307,021
Mortgage buyback	-	147,119	-
Contributions	40,000	40,000	40,118
ATM expense	228,547	231,893	219,329
Federal and state tax credits amortization	885,478	885,478	676,700
Other operating	489,484	400,527	517,036

	$3,661,458	$3,808,042	$3,510,944